COMMITMENTS AND CONTINGENCIES (Details 2) (Governmental Investigations, USD $) In Millions, unless otherwise specified	0 Months Ended		1 Months Ended
	Dec. 31, 2009	Dec. 21, 2009	Dec. 31, 2005 item
Commitments and contingencies
Number of aspects of the DOJ investigation requiring the production of documents			1
Consent executed to judgment in favor of SEC as a part of the resolution of investigations		$ 1.5
Additional amount paid under the non-prosecution agreement entered into with the DOJ	$ 1.5
Period for which the company agreed to undertake reporting obligation under the non-prosecution agreement entered into with the DOJ	3 years
Maximum
Commitments and contingencies
Maximum reporting obligation period		4 years